Goldman Sachs Mid Cap Growth Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	62 Months Ended	80 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.04%	11.46%		11.96%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.74%	13.85%	14.82%	13.44%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		20.51%	11.31%		11.49%
Performance Inception Date	Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.26%	8.92%		7.92%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.90%	8.58%		8.28%